CONTINGENCIES (Details) ¥ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jan. 31, 2019 item	Mar. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2017 item
Contingencies
Number of competitors filed lawsuits against the Group				1	1
Loss contingency accrual | ¥			¥ 6.6
Number of lawsuits against the Group			2	2	2
SUBSEQUENT EVENTS
Contingencies
Loss contingency, amount settled | ¥	¥ 6.6
Litigation cases, unfair competition and infringement and putative securities class actions
Contingencies
Loss contingency accrual | ¥			¥ 0.0	¥ 0.0
Litigation case, unfair competition and infringement
Contingencies
Number of competitors filed lawsuits against the Group		1
Litigation case, putative securities class actions
Contingencies
Number putative securities class actions				2